INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2019
INFORMATION ABOUT GEOGRAPHIC AREAS
21. INFORMATION ABOUT GEOGRAPHIC AREAS
Our operations are primarily within the United States, including Puerto Rico, Canada and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2019	2018 (2)	2017
Revenues:
United States	$4,184,206	$3,981,056	$3,775,729
Canada	294,040	291,685	269,603
Latin America and the Caribbean	292,116	273,912	296,623

Total revenues	$4,770,362	$4,546,653	$4,341,955

December 31,	2019 (1)	2018
Long-Lived Assets:
United States	$808,685	$549,649
Canada	180,663	162,648
Latin America and the Caribbean	20,083	6,930

Total long-lived assets	$1,009,431	$719,227

Revenues are attributed to countries based on the location of the store from which the sale occurred. Long-lived assets consist primarily of goodwill and intangible assets, operating lease right-of-use assets, property and equipment, and our investment in an unconsolidated entity.
(1)
Effective January 1, 2019, we adopted the provisions of accounting guidance related to leases. Amounts prior to January 1, 2019 have not been adjusted and remain as originally reported for such periods. See Note 2.

(2)
Effective January 1, 2018, we adopted the provisions of accounting guidance related to revenue recognition. Amounts prior to January 1, 2018 have not been adjusted and remain as originally reported for such periods. See Note 3.